Federated MDT Mid Cap Growth Strategies Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FGSAX)
CLASS B SHARES (TICKER FGSBX)
CLASS C SHARES (TICKER FGSCX)
CLASS R SHARES (TICKER FGSKX)
INSTITUTIONAL SHARES (TICKER FGSIX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED DECEMBER 31, 2013
Under the heading entitled “Fund Management,” please add the following:
“John Paul Lewicke, Research Manager, has been the Fund's portfolio manager since September 2014.”
September 26, 2014
Federated MDT Mid Cap Growth Strategies Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452373 (9/14)